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                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 11975 El Camino Real, Suite 300
         San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
Title:    Director of Operations
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 8/12/04


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   12

Form 13F Information Table Value Total:   $3,155,954



List of Other Included Managers:
NONE







                                                      FORM 13F INFORMATION TABLE

                                 TITLE                VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER             OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS     SOLE     SHARED    NONE
--------------------          --------- ---------  --------  --------  --- ---- ------- -----------   ------   -------    ----
Waste Management, Inc.            COM   94106L109  $224,242  7,316,200 SH        SOLE                7,316,200
ConAgra Foods, Inc.               COM   205887102  $290,877 10,741,400 SH        SOLE               10,741,400
Prudential Financial, Inc.        COM   744320102  $426,523  9,178,463 SH        SOLE                9,178,463
Prudential Financial, Inc.        COM   744320102  $126,371  2,719,400 SH        OTHER                                   2,719,400
National Semiconductor Corp.      COM   637640103  $495,509 22,533,400 SH        SOLE               22,533,400
J.C. Penney Company, Inc.         COM   708160106  $515,175 13,643,400 SH        SOLE               13,643,400
Mellon Financial Corp.            COM   58551A108  $249,321  8,500,560 SH        SOLE                8,500,560
Baxter International Inc.         COM   071813109  $136,528  3,956,200 SH        SOLE                3,956,200
CNF, Inc.                         COM   12612w104  $207,800  5,000,000 SH        SOLE                5,000,000
SPX Corp.                         COM   784635104  $129,972  2,798,700 SH        SOLE                2,798,700
Computer Associates Intl. Inc.    COM   204912109  $153,614  5,474,500 SH        SOLE                5,474,500
Sovereign Bancorp Inc.            COM   845905108   $87,516  3,960,000 SH        SOLE                3,960,000
SPDR Trust Series 1               COM   78462F103  $112,505    982,322 SH        SOLE                  982,322

